Segment Reporting - Additional Information (Details)	12 Months Ended
	Dec. 31, 2024 USD ($) Segment Customer	Dec. 31, 2023 USD ($) Customer	Dec. 31, 2022 USD ($) Customer
Segment Reporting Information [Line Items]
Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]	srt:ChiefExecutiveOfficerMember
Segment Reporting, CODM, Profit (Loss) Measure, How Used, Description	The CODM does not use discrete financial information to evaluate the operating results for each business activity but is instead regularly provided with the consolidated expenses as noted on the face of the consolidated statements of income and an analysis of general and administrative expenses per office location. Although revenue can be identified for each business activity, management cannot and does not identify expenses, profitability, or other financial information for these various types of business activities. As a result, the CODM reviews operating results by total profitability and the CODM assesses performance of the Company and decides how to allocate resources based on consolidated net income.
Number of reportable segment | Segment	1
Total general and administrative expenses | $	$ 12,899,599	$ 10,099,716	$ 5,060,145
Number of customers | Customer	3	3	3
Revenues | Countries | Revenue by Countries
Segment Reporting Information [Line Items]
Percentage of revenues	10.00%	10.00%	10.00%
Revenues | Customers | Three Customers
Segment Reporting Information [Line Items]
Percentage of revenues	10.00%	10.00%	10.00%